Average Annual Total Returns		12 Months Ended	16 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	26.01%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Percent		9.25%	11.04%
Performance Inception Date	Aug. 18, 2023
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.25%	11.04%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.47%	8.45%